DISPOSALS AND DISSOLUTION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Other Payable Relates To The Disposal Of Subsidiaries [Abstract]
DISPOSALS AND DISSOLUTION OF SUBSIDIARIES
7.
DISPOSALS AND DISSOLUTION OF SUBSIDIARIES

In November 2023, the Group decided to dissolve Shanghai Wuxingjia. The book value of Shanghai Wuxingjia were mainly consisted of VAT and income tax payable accrued in previous years related to terminated P2P business. Upon receipt of the tax de-registration from the tax authority, the tax liabilities of approximately RMB280,231 were deemed to be waived, resulting in the recognition of a gain from de-recognition of liabilities on the consolidated statements of operation and comprehensive income. The remaining administrative procedures to dissolve Shanghai Wuxingjia were completed in April 2024.

In 2023, Jiayin Technology disposed of its 100% equity interest of Fujian Zhuoqun to Shenzhen Rongxinbao for an aggregate consideration of RMB391,870, in which RMB316,224 was settled by the existing payables the Group owed to Fujian Zhuoqun, RMB75,646 was settled with the existing payables the Group owed to Shenzhen Rongxinbao in connection with the disposal of Shanghai Caiyin in 2019. As a result, the Group recognized disposal loss of RMB2,012 upon the closing for the year ended December 31, 2023.

In August 2024, the Group disposed of its 100% equity interest of Giasun Technology Nigeria Limited (“Giasun”) and Quark Financials Nigeria Limited (“Quark”) to Fortunify International Holdings Pte. Ltd. (“Fortunify”). The total consideration was RMB21,866, which was net-settled by the receivables from Giasun and Quark. The consideration would be due in March 2028. The Group recorded the consideration at its present value of RMB18,814 as “Other non-current assets” on the consolidated statements and recognized disposal loss of RMB14,431 arising from the transaction. In 2025, the Group received cash consideration of RMB16,851. As of December 31, 2025, the remaining uncollected balance is RMB4,290.

The Company assessed and considered the revenue streams of these transactions did not represent a strategic shift that has a major effect on the Company’s operation and financial results. Therefore, none of these transactions are qualified as discontinued operations under ASC 205-20.